Financial instruments risks - Summary of Credit Exposure, Financial Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	$ 20,193,284,959
Financial assets at end of period	28,583,333,619	$ 20,193,284,959
Stage 1 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	149,659,465
Financial assets at end of period	747,460,478	149,659,465
Gross carrying amount | Financial Assets
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	15,626,526,066	13,607,598,420
New financial assets originated	33,218,056,206	34,208,997,949
Expirations and repayments	(18,377,780,000)	(27,928,907,028)
Write-offs	(247,706,795)	(85,242,339)
Foreign exchange	943,356,015	222,964,665
Inflation adjustment	(5,069,521,384)	(9,718,712,975)
Financial assets at end of period	22,887,521,696	15,626,526,066
Gross carrying amount | Financial Assets | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	77,710,193	(34,905,406)
Gross carrying amount | Financial Assets | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	266,558,124	104,660,677
Gross carrying amount | Financial Assets | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(1,180,536)	7,971,677
Gross carrying amount | Financial Assets | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(20,871,616)	(5,591,077)
Gross carrying amount | Financial Assets | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(3,527,624,577)	5,247,691,503
Gross carrying amount | Financial Assets | Stage 1 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	11,579,408,762	10,778,062,168
New financial assets originated	31,837,011,032	30,152,020,796
Expirations and repayments	(16,045,167,322)	(24,799,054,276)
Write-offs	0	0
Foreign exchange	924,024,462	214,985,729
Inflation adjustment	(4,362,517,510)	(7,461,651,757)
Financial assets at end of period	21,036,154,181	11,579,408,762
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(2,758,610,594)	(1,101,477,417)
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	4,238,413,828	793,958,079
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(102,884,462)	(24,664,278)
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	19,488,000	2,488,502
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(4,293,012,015)	3,024,741,216
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	141,423,415	89,910,476
New financial assets originated	117,085,868	28,668,588
Expirations and repayments	(107,116,358)	(39,566,627)
Write-offs	(245,713,713)	(82,837,254)
Foreign exchange	222,408	19,827
Inflation adjustment	(86,337,771)	(65,767,955)
Financial assets at end of period	695,511,614	141,423,415
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	0	0
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	0	0
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	955,669,359	230,324,793
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(55,770,395)	(18,238,195)
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(23,951,199)	(1,090,238)
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	6,986,888	10,944,957
New financial assets originated	10,282,923	311,706
Expirations and repayments	(3,602,624)	(686,828)
Write-offs	(1,992,408)	(2,405,085)
Foreign exchange	1,846,505	1,261,110
Inflation adjustment	(3,810,524)	(6,258,926)
Financial assets at end of period	50,176,908	6,986,888
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	0	0
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	0	0
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	4,882,739	160,066
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(2,885,435)	(201,037)
Gross carrying amount | Financial Assets | Stage 1 and Stage 3 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	38,468,844	3,860,925
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	3,870,560,034	2,708,823,248
New financial assets originated	1,172,712,406	4,010,959,997
Expirations and repayments	(2,165,927,296)	(3,070,556,745)
Write-offs	(674)	0
Foreign exchange	13,074,430	3,933,584
Inflation adjustment	(609,800,269)	(2,171,480,226)
Financial assets at end of period	1,079,138,556	3,870,560,034
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	2,836,320,787	1,058,790,637
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(3,962,495,769)	(684,245,329)
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(855,085,423)	(197,681,084)
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	17,748,071	10,366,063
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (collectively assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	762,032,259	2,201,649,889
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed)
Disclosure of credit risk exposure [line items]
Financial assets at beginning of period	28,146,967	19,857,571
New financial assets originated	80,963,977	17,036,862
Expirations and repayments	(55,966,400)	(19,042,552)
Write-offs	0	0
Foreign exchange	4,188,210	2,764,415
Inflation adjustment	(7,055,310)	(13,554,111)
Financial assets at end of period	26,540,437	28,146,967
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 to Stage 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	0	7,781,374
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 2 to Stage 1
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(9,359,935)	(5,052,073)
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 1 or 2 to Stage 3
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	(3,762,749)	(167,820)
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Transfers from Stage 3 to Stage 1 or 2
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	548,143	(6,410)
Gross carrying amount | Financial Assets | Stage 2 | Credit risk exposure (individually assessed) | Changes without transfers between Stages
Disclosure of credit risk exposure [line items]
Transfers of financial assets:	$ (11,162,466)	$ 18,529,711